Post-retirement benefits	12 Months Ended
Dec. 31, 2018
Post-retirement benefits
Post-retirement benefits

21 Post-retirement benefits

Pensions

Background

The Company and most of its subsidiaries offer retirement plans which cover the majority of employees in the Group. The Group’s policy is to provide ‘defined contribution’ (‘DC’) orientated pension provision to its employees unless otherwise compelled by local regulation. As a result, many of these retirement plans are DC, where the Group contribution and resulting charge is fixed at a set level or is a set percentage of employees’ pay.

However, several plans, mainly in the UK, the US and Sweden, are ‘defined benefit’ (‘DB’), where benefits are based on employees’ length of service and linked to their salary. The major defined benefit plans are now largely legacy arrangements as they have been closed to new entrants since 2000, apart from the collectively bargained Swedish plan (which is still open to employees born before 1979). During 2010, following consultation with its UK employees’ representatives, the Group introduced a freeze on pensionable pay at 30 June 2010 levels for defined benefit members of the UK Pension Fund. The number of active members in the Fund continues to decline and is now approximately 700 employees. In November 2017, the Group closed the qualified and non-qualified US defined benefit pension plans to future accrual (and removed any salary link) from 31 December 2017.

The major defined benefit plans are funded through separate, fiduciary-administered assets. The cash funding of the plans, which may from time to time involve special Group payments, is designed, in consultation with independent qualified actuaries, to ensure that the assets are sufficient to meet future obligations as and when they fall due. The funding level is monitored rigorously by the Group and local fiduciaries, taking into account: the Group’s credit rating; local regulation; cash flows; and the solvency and maturity of the relevant pension scheme.

Financing principles

Ninety one per cent of the Group’s defined benefit obligations at 31 December 2018 are in schemes within the UK, the US and Sweden. In these countries, the pension obligations are funded in line with the Group’s financing principles. There have been no fundamental changes to these principles during 2018. The Group believes:

>	in funding the benefits it promises to employees and meeting its obligations.
>

That the pension arrangements should be considered in the context of its broader capital structure. In general, it does not believe in committing excessive capital for funding when the Group might use the capital elsewhere to reinvest in the wider business, nor does it wish to generate surpluses.

>	In taking some measured and rewarded risks with the investments underlying the funding, subject to a long-term plan to reduce those risks when opportunities arise.
>

That holding certain investments may cause volatility in the funding position. However, the Group would not wish to amend its contribution level for relatively small deviations from its preferred funding level, because it is expected that there will be short-term volatility, but it is prepared to react appropriately to more significant deviations.

>

That proactive engagement with local Fiduciary Bodies is necessary and helpful to provide robust oversight and input in relation to funding and investment strategy and to facilitate liability management exercises appropriate to each pension plan.

>	In considering the use of alternative methods of providing security that do not require immediate cash funding but help mitigate exposure of the pension arrangement to the credit risk of the Group.

These principles are appropriate at the present date but they are kept under ongoing review, should circumstances change these principles may also be subject to change.

The Group has developed a long-term funding framework to implement these principles, which targets full funding on a low risk funding measure over the long term as the pension funds mature, with affordable long-term de-risking of investment strategy over time. Unless local regulation dictates otherwise, this framework determines the cash contributions payable to the pension funds. A key element of this funding framework is the investment strategy used to grow existing assets and hedge against changes in liability values. The Group provides regular input to local fiduciary boards with the aim of ensuring that an appropriate investment return is targeted over the long term in a risk-controlled manner.

UK

The UK defined benefit pension fund represents approximately 62% of the Group’s defined benefit obligations at 31 December 2018. The financing principles are modified in light of the UK regulatory requirements (summarised below) and resulting discussions with the Pension Fund Trustee.

Role of Trustees and Regulation (UK)

The UK Pension Fund is governed and administered by a corporate Trustee which is legally separate from the Group. The Trustee Directors are comprised of representatives appointed by both the employer and employees, and include an independent professional Trustee Director. The Trustee Directors are required by law to act in the interest of all relevant beneficiaries and are responsible in particular for the asset investment policy and the day-to-day administration of the benefits. They are also responsible for jointly agreeing with the employer the level of contributions due to the UK Pension Fund (see below).

The UK pensions market is regulated by The Pensions Regulator whose statutory objectives and regulatory powers are described on its website, www.thepensionsregulator.gov.uk.

Funding requirements (UK)

UK legislation requires that pension schemes are funded prudently. On a triennial basis, the Trustee and the Group must agree the contributions required (if any) to ensure the Fund is fully funded over an appropriate time-period and on a suitably prudent measure. The last full actuarial valuation of the AstraZeneca Pension Fund was carried out by a qualified actuary as at 31 March 2016 and following discussions between the Group and Trustee was finalised and accepted by The Pensions Regulator in 2017. The next actuarial valuation is due to take place as at 31 March 2019, with a likely timescale for completion in early to mid-2020.

In relation to deficit recovery contributions, a lump sum contribution of £51m  ($68m) was made in March 2018, with a further £51m contribution due before 31 March 2019. In addition, a contribution of £26m ($35m) was made in March 2018, with a further contribution of £27m due before 31 March 2019, in relation to part payment of the deferred contribution explained below.

During 2017, the Group provided a letter of credit to the Trustee, to underwrite the deferral of an additional deficit recovery contribution payment of approximately £126m which was due in 2017. This contribution will now be paid in five instalments (with interest added each year) from March 2018 to March 2022. The letter of credit underwriting these payments will be renewed each year, but will reduce in value as each annual payment is made.

The Group entered into a long-term funding agreement with the Trustee in October 2016 under which the Group will grant a charge in favour of the Trustee over certain land and buildings at the Cambridge Biomedical Campus, which would crystallise only in the event of the Group’s insolvency. This charge will provide security in respect of future UK Pension Fund contributions.

Under the funding assumptions used to set the statutory funding target, the key assumptions from the actuarial valuation as at 31 March 2016 were as follows: long-term UK price inflation set at 2.6% per annum; salary increases at 0% per annum (as a result of pensionable pay levels being frozen in 2010); pension increases at 2.85% per annum; and discount rate at 3.71% per annum. The resulting valuation of the Fund’s liabilities on that basis were £5,265m  ($6,710m) compared to a market value of assets at 31 March 2016 of £4,492m  ($5,724m).

Under the governing documentation of the UK Pension Fund, any future surplus in the Fund would be returnable to the Group by refund assuming gradual settlement of the liabilities over the lifetime of the Fund. As such, there are no adjustments required in respect of IFRIC 14 ‘IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

GMP Equalisation (UK)

A UK High Court judgment was issued on 26 October 2018 relating to Guaranteed Minimum Pensions (‘GMP’). Although the ruling relates to the Lloyds Banking Group pension schemes, it is expected to create a precedent for other UK defined benefit pension schemes. The ruling requires the equalisation of member benefits earned between 1990 and 1997 to address gender inequality in instances where GMP benefits are currently unequal. While there remains some uncertainty, the Group has made a provision for the estimated financial impact of this ruling on the UK Pension Fund, based on a comparison of the cumulative value of members’ benefits with the benefits of a notional member of the opposite gender (method C2 under the terminology of the High Court Judgement). The estimated impact is based on the broad profile of the Fund (ie age profile, service profile and GMP proportion) and a past service cost of £17m  ($23m) has been recognised in the year ended 31 December 2018. Further work will be carried out with the Trustee over 2019 to determine the exact impact.

Rest of Group

The IAS 19 positions for the US and Sweden as at 31 December 2018 are shown below. These plans account for 29% of the Group’s defined benefit obligations. The US and Sweden pension funds are governed by Fiduciary Bodies with responsibility for the investment policies of those funds. These plans are funded in line with the Group’s financing principles and contributions are paid as prescribed by the long-term funding framework (subject to local regulations being met).

The US defined benefit pension plans were actuarially revalued at 31 December 2018, when plan obligations were $1,463m and plan assets were $1,379m. This includes obligations in respect of the non-qualified plan which is unfunded. There has been an improvement in the funding position of the qualified US pension plan and it is now close to being fully funded on the IAS 19 basis. As the funding position improved over 2018, the investment strategy was de-risked, reducing equity exposure and increasing the interest rate hedge.

The Swedish defined benefit pension plans were actuarially valued at 31 December 2018, when plan obligations were estimated to amount to $1,872m and plan assets were $1,017m. It should be noted that the Swedish plans have a funding surplus on the local GAAP accounting basis and this influences contribution policy.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2019 for the three main countries will be approximately $32m.

Post-retirement benefits other than pensions

In the US, and to a lesser extent in certain other countries, AstraZeneca’s employment practices include the provision of healthcare and life assurance benefits for retired employees. As at 31 December 2018, some 3,215 retired employees and covered dependants currently benefit from these provisions and some 2,231 current employees will be eligible on their retirement. AstraZeneca accrues for the present value of such retiree obligations over the working life of the employee. In practice, these benefits will be funded with reference to the financing principles.

The cost of post-retirement benefits other than pensions for the Group in 2018 was $5m (2017: $14m; 2016: $17m). Plan assets were $260m and plan obligations were $263m at 31 December 2018. These benefit plans have been included in the disclosure of post-retirement benefits under IAS 19.

Financial assumptions

Qualified independent actuaries have updated the actuarial valuations under IAS 19 of the major defined benefit schemes operated by the Group to 31 December 2018. The assumptions used may not necessarily be borne out in practice, due to the inherent financial and demographic uncertainty associated with making long-term projections.  These assumptions were as follows:

	2018		2017
	UK	Rest of Group	UK	Rest of Group
Inflation assumption	3.2%	1.1%	3.1%	2.2%
Rate of increase in salaries	– [1]	2.0%	– [1]	3.1%
Rate of increase in pensions in payment	3.0%	1.1%	2.9%	1.1%
Discount rate – defined benefit obligation	2.8%[2]	3.0%	2.5%[2]	3.0%
Discount rate – interest cost[2]	2.4%[3]	2.5%	2.5%[3]	2.7%
Discount rate – service cost[2]	2.5%[3]	2.9%	2.7%[3]	3.5%
[1]	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
[2]	Group defined benefit obligation as at 31 December 2018 calculated using discount rates based on market conditions as at 31 December 2018.
[3]	2018 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2017.

In the UK, a new assumption has been made that 30% of members will transfer out of the defined benefit section of the AstraZeneca Pension Fund at the point of retirement. This assumption is based on Fund experience since pensions freedoms legislation came into effect in April 2015 and will be reviewed each year to ensure it remains appropriate. The assumption has the impact of reducing liabilities by approximately £53m ($70m) and has been recorded in Other comprehensive income.

The weighted average duration of the post-retirement scheme obligations in the UK is 16 years and 15 years in the Rest of Group.

Demographic assumptions

The mortality assumptions are based on country-specific mortality tables. These are compared to actual experience and adjusted where sufficient data is available. Additional allowance for future improvements in life expectancy is included for all major schemes where there is credible data to support a continuing trend.

The table below illustrates life expectancy assumptions at age 65 for male members retiring in 2018 and male members expected to retire in 2038 (2017: 2017 and 2037 respectively).

	Life expectancy assumption for a male member retiring at age 65
Country	2018	2038	2017	2037
UK	23.2	24.7	23.7	24.8
US	22.2	22.8	20.8	23.0
Sweden	21.9	23.6	21.9	23.6

The Group adopted the CMI 2017 Mortality Projections Model with a 1% long-term improvement rate in 2018 in the UK.

Risks associated with the Group’s defined benefit pensions

The UK defined benefit plan accounts for 62% of the Group’s defined benefit obligations and exposes the Group to a number of risks, the most significant of which are:

Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion of assets (around 72.5%) in a growth portfolio. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will continue to evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged the majority (over 80%) of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 85% of total assets and protects to some degree against falls in long-term interest rates (approximately 80% hedged at the end of 2017). There is a framework in place to gradually increase the level of interest rate hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

There are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to AA corporate bonds.

Inflation risk

A significant proportion of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%).

The UK Pension Fund holds index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 88% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 85% hedged at the end of 2017). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $2.1bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy will result in a $217m increase in pension fund assets.

Other risks

There are a number of other risks of running the UK Pension Fund including counterparty risks from using derivatives (mitigated by using a diversified range of counterparties of high standing and ensuring positions are collateralised daily). Furthermore, there are operational risks (such as paying out the wrong benefits) and legislative risks (such as the government increasing the burden on companies through new legislation). These are mitigated so far as possible via the governance structure in place which oversees and administers the pension funds.

The Group’s pension plans in the US and Sweden also manage these key risks, where they are relevant, in a similar manner, with the local fiduciary bodies investing in a diversified growth portfolio and employing a framework to hedge interest rate risk.

Post-retirement scheme deficit

The assets and obligations of the defined benefit schemes operated by the Group at 31 December 2018, as calculated in accordance with IAS 19, are shown overleaf. The fair values of the schemes’ assets are not intended to be realised in the short term and may be subject to significant change before they are realised. The present value of the schemes’ obligations is derived from cash flow projections over long periods and is therefore inherently uncertain.

Scheme assets

	2017
		UK		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,056	–	79	45	2,135	45	2,180
Corporate bonds[2]	–	37	849	–	849	37	886
Derivatives[3]	–	(237)	(12)	26	(12)	(211)	(223)
Investment funds: Listed Equities	–	1,174	371	421	371	1,595	1,966
Investment funds: Global Macro Hedge[4]	–	1,004	–	396	–	1,400	1,400
Investment funds: Diversified growth/Multi Strategy[4]	–	1,921	–	416	–	2,337	2,337
Investment funds: Multi-asset credit[4]	–	633	–	268	–	901	901
Cash and cash equivalents	40	121	23	23	63	144	207
Other	–	–	2	266	2	266	268
Total fair value of scheme assets[5]	2,096	4,653	1,312	1,861	3,408	6,514	9,922

	2018
		UK		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,725	–	199	–	1,924	–	1,924
Corporate bonds[2]	–	–	870	–	870	–	870
Derivatives[3]	–	(189)	3	145	3	(44)	(41)
Investment funds: Listed Equities	–	1,197	201	190	201	1,387	1,588
Investment funds: Global Macro Hedge[4]	–	733	–	280	–	1,013	1,013
Investment funds: Diversified growth/Multi Strategy[4]	–	1,712	–	449	–	2,161	2,161
Investment funds: Multi-asset credit[4]	–	596	–	191	–	787	787
Cash and cash equivalents	39	176	81	5	120	181	301
Other	–	–	1	250	1	250	251
Total fair value of scheme assets[5]	1,764	4,225	1,355	1,510	3,119	5,735	8,854
[1]	Predominantly developed markets in nature.
[2]	Predominantly developed markets in nature and investment grade (AAA-BBB).
[3]	Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts.
[4]

Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets across the world), Multi-asset credit (bonds and debt including a range of investment grade and non-investment grade credit across the world), Diversified growth/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes), and Global Macro Hedge funds (Discretionary/Fundamental Macro and managed futures).

[5]	Included in scheme assets is $nil (2017: $nil) of the Group’s own assets.

Scheme obligations

	2018			2017
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(751)	(1,468)	(2,219)	(814)	(1,018)	(1,832)
Deferred membership	(1,665)	(1,215)	(2,880)	(1,998)	(1,688)	(3,686)
Pensioners	(4,636)	(1,630)	(6,266)	(5,220)	(1,767)	(6,987)
Total value of scheme obligations	(7,052)	(4,313)	(11,365)	(8,032)	(4,473)	(12,505)

Net deficit in the scheme

	2018			2017
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Total fair value of scheme assets	5,989	2,865	8,854	6,749	3,173	9,922
Total value of scheme obligations	(7,052)	(4,313)	(11,365)	(8,032)	(4,473)	(12,505)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,063)	(1,448)	(2,511)	(1,283)	(1,300)	(2,583)

Fair value of scheme assets

	2018			2017
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
At beginning of year	6,749	3,173	9,922	6,137	2,979	9,116
Interest income on scheme assets	156	79	235	159	81	240
Expenses	(5)	(9)	(14)	(6)	(12)	(18)
Actuarial gains	(351)	(123)	(474)	45	188	233
Exchange and other adjustments	(349)	(23)	(372)	596	176	772
Employer contributions	143	31	174	123	34	157
Participant contributions	2	1	3	3	–	3
Benefits paid	(356)	(264)	(620)	(308)	(273)	(581)
Scheme assets’ fair value at end of year	5,989	2,865	8,854	6,749	3,173	9,922

The actual return on the plan assets was a loss of $239m (2017: gain of $473m).

Movement in post-retirement scheme obligations

	2018			2017
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)
Current service cost	(23)	(51)	(74)	(23)	(64)	(87)
Past service (cost)/credit	(34)	(6)	(40)	(39)	70	31
Participant contributions	(2)	(1)	(3)	(3)	–	(3)
Benefits paid	356	264	620	308	273	581
Interest expense on post-retirement scheme obligations	(185)	(102)	(287)	(184)	(105)	(289)
Actuarial losses	472	(44)	428	(272)	(202)	(474)
Exchange and other adjustments	396	100	496	(701)	(261)	(962)
Present value of obligations in scheme at end of year	(7,052)	(4,313)	(11,365)	(8,032)	(4,473)	(12,505)

The obligations arise from the following plans:

	2018			2017
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(7,034)	(3,584)	(10,618)	(8,013)	(3,698)	(11,711)
Funded – post-retirement healthcare	–	(230)	(230)	–	(245)	(245)
Unfunded – pension schemes	–	(483)	(483)	–	(515)	(515)
Unfunded – post-retirement healthcare	(18)	(16)	(34)	(19)	(15)	(34)
Total	(7,052)	(4,313)	(11,365)	(8,032)	(4,473)	(12,505)

Consolidated Statement of Comprehensive Income disclosures

The amounts that have been charged to the Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes for the year ended 31 December 2018, are set out below.

	2018			2017
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(23)	(51)	(74)	(23)	(64)	(87)
Past service (cost)/credit	(34)	(6)	(40)	(39)	70	31
Expenses	(5)	(9)	(14)	(6)	(12)	(18)
Total charge to operating profit	(62)	(66)	(128)	(68)	(6)	(74)
Finance expense
Interest income on scheme assets	156	79	235	159	81	240
Interest expense on post-retirement scheme obligations	(185)	(102)	(287)	(184)	(105)	(289)
Net interest on post-employment defined benefit plan liabilities	(29)	(23)	(52)	(25)	(24)	(49)
Charge before taxation	(91)	(89)	(180)	(93)	(30)	(123)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(351)	(123)	(474)	45	188	233
Experience gains/(losses) arising on the post-retirement scheme obligations	(26)	(46)	(72)	(50)	(4)	(54)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	389	4	393	(261)	(214)	(475)
Changes in demographic assumptions	109	(2)	107	39	15	54
Remeasurement of the defined benefit liability	121	(167)	(46)	(227)	(15)	(242)

Past service cost in 2018 includes a charge to Operating Profit of $23m arising from the expected impact of the UK High Court judgment relating to Guaranteed Minimum Pensions on the UK Pension Fund, as referred to in the UK section on page 179. The past service cost in 2018 also includes costs predominantly related to enhanced pensions in early retirement in the UK and Sweden.

Group costs in respect of defined contribution schemes during the year were $341m (2017: $304m).

Rate sensitivities

The following table shows the US dollar effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations in our three main defined benefit pension obligation countries.

	2018		2017
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	520	(586)	618	(703)
US ($m)	78	(83)	95	(101)
Sweden ($m)	152	(174)	147	(168)
Total ($m)	750	(843)	860	(972)

	2018		2017
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(444)	421	(526)	495
US ($m)	–	–	–	–
Sweden ($m)	(171)	151	(165)	146
Total ($m)	(615)	572	(691)	641

	2018		2017
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	–	–	–	–
US ($m)	–	–	–	–
Sweden ($m)	(52)	48	(51)	47
Total ($m)	(52)	48	(51)	47

	2018				2017
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(301)	[2]	302	[3]	(337)	337
US ($m)	(24)		24		(26)	27
Sweden ($m)	(68)		68		(63)	64
Total ($m)	(393)		394		(426)	428
[1]	Rate of increase in pensions in payment follows inflation.
[2]	Of the $301m increase, $217m is covered by the longevity swap.
[3]	Of the $302m decrease, $212m is covered by the longevity swap.

The sensitivity to the financial assumptions shown above has been estimated taking into account the approximate duration of the liabilities and the overall profile of the plan membership. The sensitivity to the life expectancy assumption has been estimated based on the distribution of the plan cash flows.